Cash and cash equivalents - Schedule of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Cash and cash equivalents
Cash and cash equivalents	¥ 1,188,911	$ 162,880		¥ 511,973
Others
Cash and cash equivalents
Cash and cash equivalents	992			626
RMB
Cash and cash equivalents
Cash and cash equivalents	316,708			220,876
US$
Cash and cash equivalents
Cash and cash equivalents	822,013	$ 114,353		254,669	$ 35,957
SGD
Cash and cash equivalents
Cash and cash equivalents	¥ 49,198		$ 9,245	¥ 35,802		$ 6,658